Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balances at Dec. 31, 2011	$ 4,686	$ 33,473	$ 48,435	$ 961	$ (15,712)	$ 71,843
Net income			7,052			7,052
Other comprehensive income (loss), net				646		646
Common stock issued to ESOP	33	584				617
Common stock issued through dividend reinvestment	3	52				55
Cash dividends			(4,393)			(4,393)
Balances at Dec. 31, 2012	4,722	34,109	51,094	1,607	(15,712)	75,820
Net income			8,112			8,112
Other comprehensive income (loss), net				(1,358)		(1,358)
Common stock issued to ESOP	28	612				640
Common stock issued through dividend reinvestment	8	162				170
Cash dividends			(2,965)			(2,965)
Balances at Dec. 31, 2013	4,758	34,883	56,241	249	(15,712)	80,419
Net income			8,073			8,073
Other comprehensive income (loss), net				711		711
Common stock issued to ESOP	15	336				351
Common stock issued through dividend reinvestment	4	99				103
Cash dividends			(3,441)			(3,441)
Balances at Dec. 31, 2014	$ 4,777	$ 35,318	$ 60,873	$ 960	$ (15,712)	$ 86,216